INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and consumables	$ 12,051	$ 10,053
Work-in-progress	5,287	4,498
Finished goods	5,618	5,382
Total inventories	$ 22,956	$ 19,933